UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01700

__Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: _1/31/16

Item 1.  Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
January 31, 2016

Franklin Gold and Precious Metals Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin Gold and Precious Metals Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	12
FinancialStatements	19
Notes to Financial Statements	23
Shareholder Information	32

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

2 Semiannual Report

franklintempleton.com

Semiannual Report

Franklin Gold and Precious Metals Fund

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2016.

Your Fund’s Goals and Main Investments

The Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

Performance Overview

The Fund’s Class A shares had a -4.39% cumulative total return for the six months under review. In comparison, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, had a -6.77% total return.1 For the same period, the sector-specific FTSE Gold Mines Index, which comprises companies whose principal activity is gold mining, generated a +11.38% total return.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy grew moderately during the period ended January 31, 2016. The third and fourth quarters of 2015 experienced healthy consumer spending, slower export growth, and reduced state and local government spending. Non-manufacturing activities expanded, contributing to new jobs and helping drive down the unemployment rate to 4.9% at period-end, the lowest level in nearly eight years. At its December 2015 meeting, the Federal Reserve (Fed) raised its target range for the federal funds rate to 0.25%–0.50%, as policymakers cited the labor market’s considerable improvement and were reasonably confident that inflation would move back to the Fed’s 2% medium-term objective.

The Fed kept its interest rate unchanged at its January meeting and indicated it would monitor global economic and financial developments and their implications on the labor market and inflation. The broad U.S. stock market, as measured by the S&P 500, declined for the six months ended January 31, 2016.

The global economy expanded moderately during the six-month period. Global developed and emerging market stocks, as measured by the MSCI All Country World Index, fell during the six-month period mainly due to concerns about China’s slowing economy and tumbling stock market, declining commodity prices, geopolitical tensions in certain regions and ongoing uncertainty about the Fed’s timing for raising interest rates. In the period under review, oil prices declined sharply due to strong global supply that exceeded demand. Gold prices fell for most of the period but recovered

1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 16.

franklintempleton.com

Semiannual Report 3

FRANKLIN GOLD AND PRECIOUS METALS FUND

in January. The U.S. dollar appreciated against most currencies, which reduced returns of many foreign assets in U.S. dollar terms.

In Europe, U.K. fourth-quarter economic growth gained momentum from the services sector. The eurozone grew slightly and generally benefited during the period from lower oil prices, a weaker euro that supported exports, the European Central Banks’s (ECB’s) accommodative policy and expectations of further ECB stimulus. Although the eurozone’s annual inflation rate declined early in the period, it rose during the rest of the period. The ECB maintained its benchmark interest rates although it reduced its bank deposit rate in December, seeking to boost the region’s slowing growth.

In Asia, preliminary estimates showed that Japan’s economy contracted in the fourth quarter after expanding in the third quarter, as private consumption and housing investment declined. The Bank of Japan (BOJ) took several actions during the period, including lowering its economic growth and inflation forecasts, and reorganizing its stimulus program to increase exposure to long-term government bonds and exchange-traded funds. In January, the BOJ introduced a negative interest rate on excess reserves kept by financial institutions with the central bank, in an effort to boost lending and support inflation. China’s economy expanded in the fourth quarter, but growth was less robust in 2015 than in 2014, as strength in services and consumption was offset by weakness in fixed-asset investment, imports and exports, and manufacturing. The People’s Bank of China (PBOC) cut its benchmark interest rate and reduced the banks’ cash reserve requirement. Toward period-end, the PBOC lowered short-term borrowing costs for smaller banks as part of its efforts to establish an interest rate corridor intended to help banks access funds in times of a liquidity crunch and to avoid heightened volatility in money market rates.

Precious Metals Sector Overview

During the period, precious metals prices were under pressure due to factors that included an appreciating U.S. dollar and tighter U.S. monetary policy, improved U.S. and other major economies with low inflation, and softening Chinese jewelry demand. As a result, precious metal prices declined by period-end, with the exception of gold. Gold attracted some perceived safe-haven demand amid global equity market volatility largely driven by China’s stock market fluctuations and global geopolitical tensions, but gold investors sold heavily from bullion-backed exchange-traded funds (ETFs) before and after the Fed’s December interest rate hike, curtailing demand

Precious Metals Prices (7/31/15–1/31/16)*

*Source: Bloomberg LP. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce. For illustrative purposes only; not representative of the Fund’s portfolio composition or performance.

for the metal as a store of value in favor of more economically geared investments such as equities. Gold also showed less sensitivity to typical pricing catalysts such as political, economic and inflationary threats. After declining for most of the year, gold prices stabilized in December amid reports of stronger Chinese central bank purchases and ebbing ETF liquidations.

Gold and silver prices increased during January as investors including hedge funds and ETF investors sought safe-haven assets amid increased global stock market volatility and rising consensus that the Fed would delay further interest rate increases. For the period, gold prices rose, but silver prices declined. Palladium and platinum had more significant losses by period-end, as ETFs and other buyers sold inventory while recycling and mine output from South Africa increased. However, platinum rallied in December and January as data indicated a likelihood of constrained supply and increased future demand from car companies and jewelers.

Investment Strategy

Gold and precious metals operation companies include companies that mine, process, or deal in gold or other precious metals, such as silver, platinum and palladium, including mining finance and exploration companies as well as operating companies with long- or medium-life mines. The Fund may buy securities of gold and precious metal operation companies of any market capitalization size, located anywhere in the world, and in general invests predominantly in non-U.S. companies. The Fund’s investment manager looks for companies with established track records as well as those having low-cost reserves to bring into production, particularly companies with attractive production profiles, strong reserve bases and active exploration programs that can potentially drive future reserve and production growth.

4 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Manager’s Discussion

Gold and precious metals prices declined in value for most of the six month period, as the likelihood rose for a U.S. interest rate increase until the Fed finally took action at its December meeting. Despite continued strong central bank buying interest globally, particularly in China, gold bullion came under pressure from renewed ETF selling in November and early December. In January 2016, gold prices increased as investors used gold as a safe haven given concerns about increased global equity market volatility and the potential for the Fed to delay further interest rate increases.

Contributors to the Fund’s absolute performance during the period under review included St Barbara, AngloGold Ashanti and Barrick Gold. Australia-based gold producer and explorer St Barbara, whose assets include the Gwalia mine in Western Australia and the Simberi mine in Papua New Guinea, benefited the Fund after the share price increased considerably during the period under review. St Barbara’s management revealed favorable quarterly production, cost control and financial results as gold production at Gwalia rose to an all-time high. Meanwhile, Simberi’s cash flow turned positive in March for the first time since St Barbara purchased the asset in 2012, driven by increased mill throughput and resulting higher production. St Barbara also exited its stake in its Solomon Islands gold project, reducing its potential liability, and bought back a significant portion of its outstanding debt.

AngloGold Ashanti is a South African company that operates 19 gold mining operations in 9 countries. The share price was helped during the period by the sale of the company’s Cripple Creek and Victor gold mines in Colorado to Newmont Mining (also a Fund holding) as part of AngloGold’s strategy to reduce its high debt levels and regain financial flexibility. The company met or exceeded its cost and production guidance, and despite a third-quarter loss, weakness in the South African rand and Australian dollar aided the company’s finances and operations in those countries. The company also struck a favorable three-year wage deal with a majority of its union employees in South Africa.

The stock performance of Canada-based Barrick Gold, the world’s largest gold producer, benefited from a gold price rally in January 2016. Shares of the company were also helped by the significant sale of non-core assets at good valuations, the formation of new joint ventures and partnerships, aggressive cost reduction efforts and ambitious steps to reduce debt and strengthen its balance sheet. Some notable sales of noncore assets included the 50% sale and new joint venture of the Zaldivar mine in Chile with Antofagasta, the sales of its Bald

Mountain mine and partial interest in the Round Mountain mine to Kinross Gold (also a Fund holding), and the sale of the Cowal mine in Australia to Evolution Mining.

Detractors from the Fund’s absolute performance during the period under review included Eldorado Gold, Platinum Group Metals (PGM) and B2Gold. Shares of Eldorado Gold suffered after the government of Greece recalled the company’s technical studies for its Greek mine sites claiming a breach of the company’s contractual agreement. In response, Eldorado halted development activities in Greece for the time being. Despite successfully contesting this issue through the Greek Supreme Court, Eldorado opted to postpone development in Greece until they could establish a more collaborative partnership with the Greek State.

PGM is a Canada-based, platinum- and palladium-focused exploration and development company with projects in South Africa. PGM’s share price decline was mostly due to signs of declining automobile sales outside of the U.S. that pressured prices of platinum and palladium, two key catalytic converter metals. The price declines weighed on the company’s outlook and its ability to fund and start production at its Maseve mine. Investors were concerned, given the metal price declines, about the mine’s path to generating positive cash flow as it ramped up production. PGM completed a multi-million dollar financing package in November, providing working capital to prepare for mining operations. The mine was scheduled to begin production late in the fourth quarter of 2015 but was slightly delayed until January 2016. We believe PGM’s longer term prospects look promising despite recent poor stock performance.

franklintempleton.com

Semiannual Report 5

FRANKLIN GOLD AND PRECIOUS METALS FUND

Top 10 Holdings
1/31/16
Company	% of Total
Sector/Industry, Country	Net Assets
AngloGold Ashanti Ltd.	7.6%
Long Life Gold Mines, South Africa
Newcrest Mining Ltd.	5.6%
Long Life Gold Mines, Australia
Centamin PLC	4.6%
Long Life Gold Mines, Egypt
OceanaGold Corp.	4.5%
Long Life Gold Mines, Australia
St Barbara Ltd.	4.2%
Medium Life Gold Mines, Australia
Randgold Resources Ltd.	4.0%
Long Life Gold Mines, Jersey Islands
Guyana Goldfields Inc.	3.8%
Long Life Gold Mines, Canada
Acacia Mining PLC	3.7%
Medium Life Gold Mines, U.K.
Goldcorp Inc.	3.7%
Long Life Gold Mines, Canada
Eldorado Gold Corp.	3.5%
Long Life Gold Mines, Canada

B2Gold is a Vancouver-based gold producer that operates mines in Nicaragua, the Philippines and Namibia. B2Gold acquired Papillon Resources in late 2014 for its Fekola development project in Mali. During the period, B2Gold reported quarterly results in line with expectations as well as progress on development of its Fekola project. However, the company announced the project would likely need further financing if weakness in gold prices continued, which heightened investor concerns about B2Gold’s ability to fund its latest project.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2016, the U.S. dollar rose in value relative to most currencies. As a result, the Fund experienced some currency-related losses given the portfolio’s investment predominantly in securities with non-U.S. currency exposure. Some of this negative impact is offset by the natural hedge that comes with investing in mining companies that have U.S. dollar-based revenues and local currency-based costs, which should decline as the currencies weaken. The lower costs help non-U.S. based mining operations boost profitability in periods of U.S. dollar strength.

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Performance Summary as of January 31, 2016

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	1/31/16	7/31/15		Change
A (FKRCX)	$11.12	$11.63	-$	0.51
C (FRGOX)	$10.39	$10.90	-$	0.51
R6 (N/A)	$11.79	$12.29	-$	0.50
Advisor (FGADX)	$11.72	$12.23	-$	0.51

franklintempleton.com

Semiannual Report 7

FRANKLIN GOLD AND PRECIOUS METALS FUND
PERFORMANCE SUMMARY

Performance as of 1/31/161

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual Operating Expenses[6]
	Cumulative	Average Annual	$10,000	Total Return
Share Class	Total Return[2]	Total Return[3]	Investment[4]	(12/31/15)[5]	(with waiver)	(without waiver)
A					1.09%	1.09%
6-Month	-4.39%	-9.89%	$9,011
1-Year	-27.79%	-31.95%	$6,805	-26.89%
5-Year	-73.26%	-24.09%	$2,520	-26.22%
10-Year	-43.00%	-6.02%	$5,372	-4.48%
C					1.84%	1.84%
6-Month	-4.68%	-5.63%	$9,437
1-Year	-28.25%	-28.96%	$7,104	-23.75%
5-Year	-74.22%	-23.74%	$2,578	-25.88%
10-Year	-47.07%	-6.16%	$5,293	-4.62%
R6					0.55%	0.62%
6-Month	-4.07%	-4.07%	$9,593
1-Year	-27.36%	-27.36%	$7,264	-21.94%
Since Inception (5/1/13)	-43.48%	-18.72%	$5,652	-19.56%
Advisor					0.84%	0.84%
6-Month	-4.17%	-4.17%	$9,583
1-Year	-27.56%	-27.56%	$7,244	-22.20%
5-Year	-72.91%	-22.99%	$2,709	-25.14%
10-Year	-41.54%	-5.23%	$5,846	-3.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

8 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Also, the Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In addition, the Fund is subject to the risks of currency fluctuation, economic instability and political uncertainty associated with foreign investing. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. By focusing on an industry or group of industries, the Fund carries much greater risk of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 11/30/16.
Fund investment results reflect the expense reduction and fee cap, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com

Semiannual Report 9

FRANKLIN GOLD AND PRECIOUS METALS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

10 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 8/1/15	Value 1/31/16	Period* 8/1/15–1/31/16
A
Actual	$1,000	$956.10	$5.95
Hypothetical (5% return before expenses)	$1,000	$1,019.05	$6.14
C
Actual	$1,000	$953.20	$9.62
Hypothetical (5% return before expenses)	$1,000	$1,015.28	$9.93
R6
Actual	$1,000	$959.30	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.95
Advisor
Actual	$1,000	$958.30	$4.73
Hypothetical (5% return before expenses)	$1,000	$1,020.31	$4.88

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.21%;
C: 1.96%; R6: 0.58%; and Advisor: 0.96%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

franklintempleton.com

Semiannual Report 11

FRANKLIN GOLD AND PRECIOUS METALS FUND

Financial Highlights
	Six Months Ended
	January 31, 2016		Year Ended July 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.63	$20.27	$17.72	$28.58	$46.61	$43.51
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)	(0.05)	(0.09)	0.03	(0.01)	(0.17)
Net realized and unrealized gains (losses)	(0.47)	(8.43)	2.64	(10.51)	(15.86)	11.20
Total from investment operations	(0.51)	(8.48)	2.55	(10.48)	(15.87)	11.03
Less distributions from:
Net investment income.	—	(0.16)	—	(0.04)	(0.86)	(4.57)
Net realized gains	—	—	—	(0.34)	(1.30)	(3.36)
Total distributions	—	(0.16)	—	(0.38)	(2.16)	(7.93)
Net asset value, end of period	$11.12	$11.63	$20.27	$17.72	$28.58	$46.61

Total return[c]	(4.39)%	(42.02)%	14.39%	(37.24)%	(35.48)%	24.47%

Ratios to average net assets[d]
Expenses.	1.21%[e]	1.09%[f]	1.07%[f]	1.01%[g]	0.96%	0.91%
Net investment income (loss)	(0.66)%	(0.35)%	(0.49)%	0.10%	(0.01)%	(0.36)%

Supplemental data
Net assets, end of period (000’s)	$408,859	$444,295	$776,333	$682,385	$1,574,870	$2,546,553
Portfolio turnover rate	6.08%	12.52%	16.13%	7.36%	8.34%	8.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable,and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2016		Year Ended July 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.90	$18.97	$16.70	$27.16	$44.38	$41.77
Income from investment operations[a]:
Net investment income (loss)[b]	(0.08)	(0.16)	(0.22)	(0.17)	(0.28)	(0.51)
Net realized and unrealized gains (losses)	(0.43)	(7.89)	2.49	(9.91)	(15.11)	10.75
Total from investment operations	(0.51)	(8.05)	2.27	(10.08)	(15.39)	10.24
Less distributions from:
Net investment income.	—	(0.02)	—	(0.04)	(0.53)	(4.27)
Net realized gains	—	—	—	(0.34)	(1.30)	(3.36)
Total distributions	—	(0.02)	—	(0.38)	(1.83)	(7.63)
Net asset value, end of period	$10.39	$10.90	$18.97	$16.70	$27.16	$44.38

Total return[c]	(4.68)%	(42.45)%	13.59%	(37.71)%	(35.96)%	23.55%

Ratios to average net assets[d]
Expenses.	1.96%[e]	1.84%[f]	1.82%[f]	1.76%[g]	1.71%	1.66%
Net investment income (loss)	(1.41)%	(1.10)%	(1.24)%	(0.65)%	(0.76)%	(1.11)%

Supplemental data
Net assets, end of period (000’s)	$89,200	$97,483	$185,450	$172,234	$341,071	$621,202
Portfolio turnover rate	6.08%	12.52%	16.13%	7.36%	8.34%	8.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2016	Year Ended July 31,
	(unaudited)	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.29	$21.44	$18.62	$21.20
Income from investment operations[b]:
Net investment income[c]	(—)[d]	0.03	0.01	0.01
Net realized and unrealized gains (losses)	(0.50)	(8.93)	2.81	(2.59)
Total from investment operations	(0.50)	(8.90)	2.82	(2.58)
Less distributions from net investment income.	—	(0.25)	—	—
Net asset value, end of period	$11.79	$12.29	$21.44	$18.62

Total return[e]	(4.07)%	(41.74)%	15.15%	(12.17)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates and expense reduction .	0.65%	0.62%	0.67%	0.53%
Expenses net of waiver and payments by affiliates and expense reduction	0.58%	0.55%[g]	0.54%[g]	0.53%[g]
Net investment income	(0.03)%	0.19%	0.04%	0.58%

Supplemental data
Net assets, end of period (000’s)	$1,079	$1,188	$848	$4
Portfolio turnover rate.	6.08%	12.52%	16.13%	7.36%

aFor the period May 1, 2013 (commencement of operations) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	January 31, 2016		Year Ended July 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.23	$21.32	$18.59	$29.89	$48.65	$45.13
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.02)	(0.05)	0.10	0.12	(0.09)
Net realized and unrealized gains (losses)	(0.48)	(8.87)	2.78	(11.02)	(16.60)	11.64
Total from investment operations	(0.51)	(8.89)	2.73	(10.92)	(16.48)	11.55
Less distributions from:
Net investment income.	—	(0.20)	—	(0.04)	(0.98)	(4.67)
Net realized gains	—	—	—	(0.34)	(1.30)	(3.36)
Total distributions	—	(0.20)	—	(0.38)	(2.28)	(8.03)
Net asset value, end of period	$11.72	$12.23	$21.32	$18.59	$29.89	$48.65

Total return[c]	(4.17)%	(41.90)%	14.69%	(37.07)%	(35.32)%	24.78%

Ratios to average net assets[d]
Expenses.	0.96%[e]	0.84%[f]	0.82%[f]	0.76%[g]	0.71%	0.66%
Net investment income (loss)	(0.41)%	(0.10)%	(0.24)%	0.35%	0.24%	(0.11)%

Supplemental data
Net assets, end of period (000’s)	$88,255	$90,628	$160,425	$143,843	$317,488	$582,994
Portfolio turnover rate	6.08%	12.52%	16.13%	7.36%	8.34%	8.06%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 15

FRANKLIN GOLD AND PRECIOUS METALS FUND

Statement of Investments, January 31, 2016 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 98.9%
Gold & Diversified Resources 4.6%
[a] Imperial Metals Corp	Canada	1,496,100	$4,848,522
[b] Nevsun Resources Ltd., 144A	Canada	5,830,000	15,855,736
Sandfire Resources NL.	Australia	1,762,870	6,239,678
			26,943,936
Gold Exploration & Development 13.0%
[a,b,c] Amara Mining PLC, 144A	United Kingdom	52,100,000	5,679,352
[a] Belo Sun Mining Corp	Canada	6,000,000	1,113,570
[a,b] Belo Sun Mining Corp., 144A.	Canada	3,800,000	705,261
[a,c] Chalice Gold Mines Ltd	Australia	31,072,008	2,419,546
[a] Continental Gold Inc	Canada	5,102,600	5,645,678
[a,d] Great Basin Gold Ltd., 144A	South Africa	13,185,700	9,889
[a,b,c] INV Metals Inc., 144A	Canada	3,765,000	295,631
[a,b] Ivanhoe Mines Ltd., 144A	Canada	6,185,000	3,002,213
[a] Ivanhoe Mines Ltd., A	Canada	3,258,400	1,581,635
[a,c] Kula Gold Ltd	Australia	50,871,219	1,224,399
[a,c] Kula Gold Ltd., wts., 11/28/16	Australia	7,600,000	—
[a,c] Lion One Metals Ltd	Canada	1,000,000	239,132
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	701,852
[a,c] Lydian International Ltd	Canada	4,875,000	713,381
[a,b,c] Lydian International Ltd., 144A	Canada	7,750,000	1,134,093
[a] Midas Gold Corp	Canada	1,967,400	456,424
[a,b] Midas Gold Corp., 144A	Canada	4,030,000	934,934
[a] Nautilus Minerals Inc	Canada	3,711,450	755,060
[a,b] Nautilus Minerals Inc., 144A	Canada	11,228,698	2,284,374
[a] Pretium Resources Inc	Canada	2,264,200	9,648,993
[a,c] RTG Mining Inc	Australia	1,769,918	467,463
[a,b,c] RTG Mining Inc., 144A	Australia	2,397,790	633,295
[a,c] RTG Mining Inc., IDR	Australia	6,034,078	1,452,318
[a,c] RTG Mining Inc., wts., 6/04/17	Australia	116,666	1,666
[a] St. Augustine Gold and Copper Ltd	Philippines	8,136,836	624,391
[a,b] St. Augustine Gold and Copper Ltd., 144A (CAD Traded)	Philippines	16,383,333	1,257,197
[a,b] St. Augustine Gold and Copper Ltd., 144A (USD Traded)	Philippines	10,000,000	767,364
[a,b] St. Augustine Gold and Copper Ltd., wts., 144A, 12/22/16	Philippines	5,000,000	—
[a] Stornoway Diamond Corp	Canada	26,750,000	13,557,356
[a,b] Stornoway Diamond Corp., wts., 144A, 7/08/16	Canada	13,750,000	220,840
[a] TMAC Resources Inc	Canada	490,000	2,186,095
[a] Torex Gold Resources Inc	Canada	5,875,000	5,284,103
[a,b] Torex Gold Resources Inc., 144A	Canada	12,750,000	11,467,628
			76,465,133
Long Life Gold Mines 57.8%
Agnico Eagle Mines Ltd. (CAD Traded)	Canada	277,797	8,233,372
Agnico Eagle Mines Ltd. (USD Traded)	Canada	190,000	5,593,600
Alamos Gold Inc., A	Canada	3,963,316	12,929,084
[a] AngloGold Ashanti Ltd., ADR	South Africa	5,244,823	44,476,099
[a] Aurico Metals Inc	Canada	1,544,820	639,586
[a] B2Gold Corp	Canada	24,168,694	18,459,920
Barrick Gold Corp	Canada	1,801,283	17,850,715
Beadell Resources Ltd	Australia	26,378,639	2,894,383
Centamin PLC	Egypt	3,800,000	3,673,949
[b] Centamin PLC, 144A	Egypt	23,945,200	23,246,107
Centerra Gold Inc	Canada	300,700	1,369,453
[b] Centerra Gold Inc., 144A	Canada	2,893,400	13,177,166

16 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Long Life Gold Mines (continued)
[a] Detour Gold Corp	Canada	1,566,300	$19,051,861
Eldorado Gold Corp	Canada	9,184,000	20,847,398
Gold Fields Ltd	South Africa	427,411	1,434,640
Goldcorp Inc	Canada	1,908,845	21,646,302
G-Resources Group Ltd	Hong Kong	403,769,400	9,288,973
[a,c] Guyana Goldfields Inc	Canada	381,000	998,123
[a,b,c] Guyana Goldfields Inc., 144A	Canada	8,170,000	21,403,312
[a] Newcrest Mining Ltd	Australia	3,618,461	32,992,230
Newmont Mining Corp	United States	115,614	2,307,655
[a] OceanaGold Corp	Australia	12,823,588	26,454,543
Randgold Resources Ltd., ADR	Jersey Islands	336,023	23,763,547
[a] SEMAFO Inc	Canada	2,010,000	5,021,772
[a] Teranga Gold Corp	Canada	4,000,000	1,142,123
[a] Teranga Gold Corp., IDR.	Canada	1,538,759	446,608
			339,342,521
Medium Life Gold Mines 11.9%
Acacia Mining PLC	United Kingdom	7,398,028	21,737,233
[a] Alacer Gold Corp	United States	2,079,700	3,236,309
[a,b] Alacer Gold Corp., 144A	United States	1,500,000	2,334,214
[a] China Gold International Resources Corp. Ltd	China	326,100	440,070
[a,b] China Gold International Resources Corp. Ltd., 144A	China	598,100	836,802
[a] Kinross Gold Corp	Canada	1,265,194	2,086,229
[a] Primero Mining Corp	Canada	1,676,400	4,176,341
[a,b] Primero Mining Corp., 144A	Canada	2,850,000	7,100,079
[a,c] Red 5 Ltd	Australia	95,451,110	3,851,481
[a] St Barbara Ltd	Australia	23,328,991	24,441,597
			70,240,355
Platinum & Palladium 5.7%
[a] Anglo American Platinum Ltd	South Africa	349,656	5,095,574
[a] Eastern Platinum Ltd	Canada	4,345,602	2,435,076
[a] Impala Platinum Holdings Ltd	South Africa	2,365,000	4,897,032
[a] Impala Platinum Holdings Ltd., ADR.	South Africa	1,506,100	3,253,176
[a] Northam Platinum Ltd	South Africa	1,059,019	2,099,464
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	1,077,600	1,230,752
[a,c] Platinum Group Metals Ltd. (CAD Traded)	Canada	5,834,082	6,663,239
[a,c] Platinum Group Metals Ltd. (USD Traded)	Canada	5,399,300	5,939,230
[a] Royal Bafokeng Platinum Ltd	South Africa	919,704	1,636,780
			33,250,323
Silver Mines 5.9%
Fresnillo PLC	Mexico	1,160,000	11,934,241
[a] Hochschild Mining PLC	Peru	3,418,520	2,289,474
[a] MAG Silver Corp	Canada	655,000	4,292,169
[a,b] MAG Silver Corp., 144A	Canada	240,000	1,572,703
Tahoe Resources Inc	United States	1,105,600	8,586,572
[b] Tahoe Resources Inc., 144A	United States	815,000	6,329,645
			35,004,804
Total Common Stocks and Other Equity Interests
(Cost $1,002,510,975)			581,247,072

franklintempleton.com

Semiannual Report 17

FRANKLIN GOLD AND PRECIOUS METALS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Short Term Investments (Cost $8,588,081) 1.5%
Money Market Funds 1.5%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	United States	8,588,081	$8,588,081
Total Investments (Cost $1,011,099,056) 100.4%			589,835,153
Other Assets, less Liabilities (0.4)%			(2,442,115)
Net Assets 100.0%			$587,393,038

See Abbreviations on page 31.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
January 31, 2016, the aggregate value of these securities was $122,170,550, representing 20.80% of net assets.
cSee Note 9 regarding holdings of 5% voting securities.
dSee Note 8 regarding restricted securities.
eSee Note 3(f) regarding investments in affiliated management investment companies.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Financial Statements

Statement of Assets and Liabilities
January 31, 2016 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$808,077,061
Cost - Non-controlled affiliates (Note 3f and 9)	203,021,995
Total cost of investments	$1,011,099,056
Value - Unaffiliated issuers	$526,198,807
Value - Non-controlled affiliates (Note 3f and 9)	63,636,346
Total value of investments	589,835,153
Receivables:
Capital shares sold	630,587
Dividends.	14,356
Other assets	19
Total assets	590,480,115
Liabilities:
Payables:
Capital shares redeemed	2,119,104
Management fees	240,490
Distribution fees	158,132
Transfer agent fees	396,220
Trustees’ fees and expenses	9,110
Funds advanced by custodian	1,664
Accrued expenses and other liabilities.	162,357
Total liabilities	3,087,077
Net assets, at value	$587,393,038
Net assets consist of:
Paid-in capital	$1,624,848,304
Distributions in excess of net investment income	(142,693,741)
Net unrealized appreciation (depreciation)	(421,263,357)
Accumulated net realized gain (loss)	(473,498,168)
Net assets, at value	$587,393,038

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
January 31, 2016 (unaudited)

Class A:
Net assets, at value	$408,859,195
Shares outstanding.	36,753,868
Net asset value per share[a]	$11.12
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.80
Class C:
Net assets, at value	$89,200,473
Shares outstanding.	8,586,960
Net asset value and maximum offering price per share[a]	$10.39
Class R6:
Net assets, at value	$1,078,835
Shares outstanding.	91,469
Net asset value and maximum offering price per share	$11.79
Advisor Class:
Net assets, at value	$88,254,535
Shares outstanding.	7,530,849
Net asset value and maximum offering price per share	$11.72

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended January 31, 2016 (unaudited)

Investment income:
Dividends (net of foreign taxes of $206,139)	$1,730,185
Expenses:
Management fees (Note 3a)	1,509,681
Distribution fees: (Note 3c)
Class A	548,739
Class C	482,454
Transfer agent fees: (Note 3e)
Class A	846,260
Class C	186,024
Class R6	432
Advisor Class	177,268
Custodian fees (Note 4)	32,362
Reports to shareholders	99,641
Registration and filing fees	61,874
Professional fees	42,077
Trustees’ fees and expenses	29,406
Other	16,342
Total expenses	4,032,560
Expenses waived/paid by affiliates (Note 3f and 3g)	(3,494)
Net expenses	4,029,066
Net investment income (loss)	(2,298,881)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(11,731,655)
Non-controlled affiliates (Note 9)	(11,911,533)
Foreign currency transactions	(104,344)
Net realized gain (loss)	(23,747,532)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,393,126)
Translation of other assets and liabilities denominated in foreign
currencies	290
Net change in unrealized appreciation (depreciation)	(1,392,836)
Net realized and unrealized gain (loss)	(25,140,368)
Net increase (decrease) in net assets resulting from operations	$(27,439,249)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN GOLD AND PRECIOUS METALS FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2016	Year Ended
	(unaudited)	July 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,298,881)	$(3,699,959)
Net realized gain (loss)	(23,747,532)	(94,320,573)
Net change in unrealized appreciation (depreciation)	(1,392,836)	(372,248,015)
Net increase (decrease) in net assets resulting from operations	(27,439,249)	(470,268,547)
Distributions to shareholders from:
Net investment income:
Class A	—	(6,055,219)
Class C	—	(214,705)
Class R6	—	(11,639)
Advisor Class	—	(1,497,629)
Total distributions to shareholders	—	(7,779,192)
Capital share transactions: (Note 2)
Class A	(16,606,322)	(605,826)
Class C	(3,743,867)	(11,210,889)
Class R6	(101,615)	870,865
Advisor Class	1,689,704	(469,161)
Total capital share transactions	(18,762,100)	(11,415,011)
Net increase (decrease) in net assets	(46,201,349)	(489,462,750)
Net assets:
Beginning of period	633,594,387	1,123,057,137
End of period	$587,393,038	$633,594,387
Distributions in excess of net investment income included in net assets:
End of period	$(142,693,741)	$(140,394,860)

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers, four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to

franklintempleton.com

Semiannual Report 23

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of January 31, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S.

24 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At January 31, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2016		July 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	6,487,428	$75,443,984	15,303,738	$234,740,191
Shares issued in reinvestment of distributions	—	—	356,376	5,292,182
Shares redeemed	(7,945,082)	(92,050,306)	(15,746,406)	(240,638,199)
Net increase (decrease)	(1,457,654)	$(16,606,322)	(86,292)	$(605,826)
Class C Shares:
Shares sold	938,524	$10,256,313	1,845,791	$26,836,993
Shares issued in reinvestment of distributions	—	—	14,097	197,215
Shares redeemed	(1,296,071)	(14,000,180)	(2,691,722)	(38,245,097)
Net increase (decrease)	(357,547)	$(3,743,867)	(831,834)	$(11,210,889)
Class R6 Shares:
Shares sold	23,906	$283,361	64,662	$994,134
Shares issued in reinvestment of distributions	—	—	744	11,639
Shares redeemed	(29,104)	(384,976)	(8,313)	(134,908)
Net increase (decrease)	(5,198)	$(101,615)	57,093	$870,865
Advisor Class Shares:
Shares sold	2,121,119	$25,606,663	4,501,937	$73,138,738
Shares issued in reinvestment of distributions	—	—	87,581	1,366,270
Shares redeemed	(1,998,294)	(23,916,959)	(4,704,612)	(74,974,169)
Net increase (decrease)	122,825	$1,689,704	(115,094)	$(469,161)

franklintempleton.com

Semiannual Report 25

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

26 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$67,682
CDSC retained	$10,575

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2016, the Fund paid transfer agent fees of $1,209,984, of which $577,054 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to August 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Institutional Fiduciary Trust Money
Market Portfolio	10,038,599	48,254,038	(49,704,556)	8,588,081	$8,588,081	$-	$-	5.06%

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until November 30, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2016, there were no credits earned.

franklintempleton.com

Semiannual Report 27

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2015, the capital loss carryforwards were as follows:

Short term	$7,563,185
Long term	448,307,798
Total capital loss carryforwards	$455,870,983

At January 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,146,429,534

Unrealized appreciation	$98,929,518
Unrealized depreciation	(655,523,899)
Net unrealized appreciation (depreciation)	$(556,594,381)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2016, aggregated $37,273,906 and $56,583,966, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Restricted Securities

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A (Value is 0.00%[a] of Net Assets)	3/26/12	$9,977,073	$9,889
[a]Rounds to less than 0.01% of net assets.

28 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended January 31, 2016, were as shown below.

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held at			Warrants	Value at
	Beginning	Gross	Gross	Held at End	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Amara Mining PLC, 144A	52,100,000	-	-	52,100,000	$5,679,352	$-	$-
Chalice Gold Mines Ltd	31,072,008	-	-	31,072,008	2,419,546	-	-
Guyana Goldfields Inc	593,100	87,900	(300,000)	381,000	998,123	-	215,486
Guyana Goldfields Inc., 144A	8,620,000	-	(450,000)	8,170,000	21,403,312	-	(265,200)
INV Metals Inc., 144A.	3,765,000	-	-	3,765,000	295,631	-	-
Kula Gold Ltd	50,871,219	-	-	50,871,219	1,224,399	-	-
Kula Gold Ltd., wts., 11/28/16	7,600,000	-	-	7,600,000	-	-	-
Lion One Metals Ltd	1,000,000	-	-	1,000,000	239,132	-	-
Lion One Metals Ltd., 144A	2,935,000	-	-	2,935,000	701,852	-	-
Lydian International Ltd	4,875,000	-	-	4,875,000	713,381	-	-
Lydian International Ltd., 144A	7,750,000	-	-	7,750,000	1,134,093	-	-
Platinum Group Metals Ltd.,
144A.	10,776,000	-	(9,698,400)[a]	1,077,600	1,230,752	-	-
Platinum Group Metals Ltd. (CAD
Traded)	37,640,820	20,700,000	(52,506,738)[a]	5,834,082	6,663,239	-	-
Platinum Group Metals Ltd. (USD
Traded)	26,000,000	27,993,000	(48,593,700)[a]	5,399,300	5,939,230	-	-
Red 5 Ltd	95,451,110	-	-	95,451,110	3,851,481	-	-
Romarco Minerals Inc	44,780,700	-	(44,780,700)[a]	-	-	-	(7,194,555)
Romarco Minerals Inc., 144A	25,517,600	-	(25,517,600)[a]	-	-	-	-
RTG Mining Inc	1,769,918	-	-	1,769,918	467,463	-	-
RTG Mining Inc., 144A	2,397,790	-	-	2,397,790	633,295	-	-
RTG Mining Inc., IDR	6,034,078	-	-	6,034,078	1,452,318	-	-
RTG Mining Inc., wts., 6/04/17	116,666	-	-	116,666	1,666	-	-
St Barbara Ltd	30,228,991	-	(6,900,000)	23,328,991	-[b]	-	(4,667,264)
Total Affiliated Securities (Value is 9.37% of Net Assets)					$55,048,265	$-	$(11,911,533)

aGross addition/reduction was the result of various corporate actions.
bAs of January 31, 2016, no longer an affiliate.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 12, 2016, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 10, 2017, for a total of $2 billion.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including

franklintempleton.com

Semiannual Report 29

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

10. Credit Facility (continued)

an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. Effective February 12, 2016, the annual commitment fee is 0.15%. These fees are reflected in other expenses in the Statement of Operations. During the period ended January 31, 2016, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Gold Exploration & Development	$76,453,578	$1,666	$9,889	$76,465,133
All Other Equity Investments[b]	504,781,939	—	—	504,781,939
Short Term Investments	8,588,081	—	—	8,588,081
Total Investments in Securities	$589,823,598	$1,666	$9,889	$589,835,153

aIncludes common stocks as well as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.

30 Semiannual Report

franklintempleton.com

FRANKLIN GOLD AND PRECIOUS METALS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Currency		Selected Portfolio
CAD	Canadian Dollar	ADR	American Depositary Receipt
USD	United States Dollar	IDR	International Depository Receipt

franklintempleton.com

Semiannual Report 31

FRANKLIN GOLD AND PRECIOUS METALS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 Semiannual Report

franklintempleton.com

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5.  Audit Committee of Listed Registrants.             N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                     N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer –

        Finance and Administration

Date  March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

       Chief Executive Officer –

        Finance and Administration

Date  March 28, 2016

By /s/ Gaston Gardey

      Gaston Gardey

       Chief Financial Officer and

        Chief Accounting Officer

Date  March 28, 2016